Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Separate Financial Statements [Abstract]
Investments in joint ventures
The following table provides aggregated summarized financial information for the group's joint ventures as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from joint ventures - after interest and tax			Investments in joint ventures
	2023	2022	2021	2023	2022
Azule Energy	700	540	—	5,066	5,264
Pan American Energy Group	—	538	(217)	—	2,000
Other joint ventures[a]	(633)	50	760	7,369	5,136
	67	1,128	543	12,435	12,400

				$ million
				Gross amount
	2023		2022	2021
	Azule Energy	Azule Energy	PAEG	PAEG
Sales and other operating revenues	5,164	2,274	6,408	4,394
Profit (loss) before interest and taxation	2,146	1,460	1,560	806
Finance costs	400	218	376	262
Profit (loss) before taxation[a]	1,746	1,242	1,184	544
Taxation[b]	346	162	108	978
Profit (loss) for the year	1,400	1,080	1,076	(434)
Other comprehensive income	—	—	—	—
Total comprehensive income	1,400	1,080	1,076	(434)
Non-current assets	18,788	22,218	14,598
Current assets[c]	3,928	4,132	3,054
Total assets	22,716	26,350	17,652
Current liabilities[d]	2,510	2,594	1,996
Non-current liabilities[e]	10,074	13,228	5,856
Total liabilities	12,584	15,822	7,852
Net assets	10,132	10,528	9,800
Less: non-controlling interests	—	—	—
	10,132	10,528	9,800
[a]Azule Energy includes depreciation and amortisation of $2,768 million (2022 $1,145 million), interest income of $nil (2022 $11 million) and interest expense of $407 million (2022 $218 million). For 2022 and 2021 PAEG includes depreciation and amortisation of $1,039 million and $930 million respectively, interest income of $29 million and $19 million respectively and interest expense of $375 million and $262 million respectively.
[b]PAEG 2021 net income expense includes a deferred tax charge of $415 million related to a change in the income tax rate.
[c]Azule Energy includes cash and cash equivalents of $603 million (2022 $1,031 million). PAEG includes cash and cash equivalents of $1,012 million for 2022.
[d]Azule Energy includes current financial liabilities of $2,409 million (2022 $2,077 million). PAEG includes current financial liabilities of $751 million for 2022.
[e]Azule Energy includes non-current financial liabilities of $4,735 million (2022 $4,700 million). PAEG includes non-current financial liabilities of $2,151 million for 2022.
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2023		2022		2021
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	3,585	501	4,212	316	3,923	292

Purchases from joint ventures		2023		2022		2021
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	3,328	427	1,893	574	716	93

Summarized financial information relating to the group's share of joint ventures

										$ million
										bp share
			2023				2022			2021
	Azule Energy	Other	Total	Azule Energy	PAEG	Other	Total	PAEG	Other	Total
Sales and other operating revenues	2,582	13,705	16,287	1,137	3,204	9,770	14,111	2,197	9,048	11,245
Profit (loss) before interest and taxation	1,073	8	1,081	730	780	255	1,765	403	927	1,330
Finance costs	200	421	621	109	188	137	434	131	58	189
Profit (loss) before taxation	873	(413)	460	621	592	118	1,331	272	869	1,141
Taxation	173	219	392	81	54	67	202	489	107	596
Non-controlling interest	—	1	1	—	—	1	1	—	2	2
Profit (loss) for the year	700	(633)	67	540	538	50	1,128	(217)	760	543
Other comprehensive income	—	45	45	—	—	50	50	—	5	5
Total comprehensive income	700	(588)	112	540	538	100	1,178	(217)	765	548
Non-current assets	9,394	16,505	25,899	11,109	7,299	7,775	26,183
Current assets	1,964	4,387	6,351	2,066	1,527	2,778	6,371
Total assets	11,358	20,892	32,250	13,175	8,826	10,553	32,554
Current liabilities	1,255	2,992	4,247	1,297	998	1,713	4,008
Non-current liabilities	5,037	7,505	12,542	6,614	2,928	3,687	13,229
Total liabilities	6,292	10,497	16,789	7,911	3,926	5,400	17,237
Net assets	5,066	10,395	15,461	5,264	4,900	5,153	15,317
Less: non-controlling interests	—	(15)	(15)	—	—	(13)	(13)
	5,066	10,380	15,446	5,264	4,900	5,140	15,304

Group investment in joint ventures
Group share of net assets (as above)	5,066	10,380	15,446	5,264	4,900	5,140	15,304
Cumulative impairment charge	—	(3,007)	(3,007)	—	(2,900)	—	(2,900)
Loans made by group companies to joint ventures	—	(4)	(4)	—	—	(4)	(4)
	5,066	7,369	12,435	5,264	2,000	5,136	12,400